Nature of Operations and Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of employees of PCA	13,600
Number of reportable segments	3